Overlay Shares Municipal Bond ETF
Schedule of Investments
May 31, 2022 (Unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.6%
Exchange Traded Funds - 99.6%
iShares National Muni Bond ETF (a)(b)	131,816	$14,249,310
TOTAL EXCHANGE TRADED FUNDS (Cost $15,107,958)		14,249,310

MONEY MARKET FUNDS - 0.7%
First American Government Obligations Fund - Class X, 0.66% (c)	91,522	91,522
TOTAL MONEY MARKET FUNDS (Cost $91,522)		91,522

	Number of
	Contracts (d)		Notional Value
PURCHASED OPTIONS - 0.0% (e)
PURCHASED PUT OPTIONS - 0.0% (e)
CBOE S&P 500 Index
Expiration: June 2022, Exercise Price: $3,725 (f)	3	1,020	$1,239,645
Expiration: June 2022, Exercise Price: $3,725 (f)	3	1,740	1,239,645
Expiration: June 2022, Exercise Price: $3,825 (f)	3	2,580	1,239,645
TOTAL PURCHASED OPTIONS (Cost $16,563)		5,340

Total Investments (Cost $15,216,043) - 100.3%		14,346,172
Liabilities in Excess of Other Assets - (0.3)%		(38,646)
TOTAL NET ASSETS - 100.0%		$14,307,526

Percentages are stated as a percent of net assets.
CBOE Chicago Board Options Exchange

(a)
Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $8,539,035.
(c)	The rate shown is the seven-day yield at period end.
(d)	Each contract has a multiplier of 100.
(e)	Less than 0.05%.
(f)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Municiple Bond ETF
Schedule of Written Options
May 31, 2022 (Unaudited)
	Number of
	Contracts (a)	Value	Notional Value
WRITTEN OPTIONS - (0.1)%
WRITTEN PUT OPTIONS - (0.1)%
CBOE S&P 500 Index
Expiration: June 2022, Exercise Price: $3,850	3	$2,745	$1,239,645
Expiration: June 2022, Exercise Price: $3,850	3	4,260	1,239,645
Expiration: June 2022, Exercise Price: $3,950	3	6,705	1,239,645
TOTAL WRITTEN OPTIONS (Premiums Received $34,155)		$13,710

Percentages are stated as a percent of net assets.

CBOE Chicago Board Options Exchange
(a)	Each contract has a multiplier of 100.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of May 31, 2022:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Exchange Traded Funds	$14,249,310	$-	$-	$14,249,310
Money Market Funds	91,522	-	-	91,522
Purchased Put Options	5,340		-	5,340
Total Investments - Assets	$14,346,172	$-	$-	$14,346,172
Other Financial Instruments - Liabilities
Written Put Options	$13,710	$-	$-	$13,710